Investment in Associate Company	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Investment in Associate Company
11.
INVESTMENT IN ASSOCIATE COMPANY

As of December 31, 2022, and 2023 the Company's 35% equity holding in Jaguahr Therapeutics Pte. Ltd. was an investment in an associate company and is accounted for using the equity method in the consolidated financial statements.

Summarized financial information of Jaguahr Therapeutics Pte. Ltd. is set out below. The summarized financial information below represents amounts in associate company financial statements prepared in accordance with IFRS Accounting Standards.

	December 31	December 31
	2022	2023
Current asset	$54,906	$192,641
Current liabilities	(30,371)	(543,278)
Equity/(Capital deficiency)	$24,535	$(350,637)

JAGUAHR's loss for the years ended December 31, 2022 and 2023 were $1,245,805 and $375,171 and net cash (outflow)/inflow from operating activities were ($1,329,339) and $137,735 respectively. The Company share in losses of associate amount to $486,141 and $8,587 for the years ended December 31, 2022 and December 31, 2023, and the balance of investment in associate company were $8,587 and $0 as of December 31, 2022 and December 31, 2023, respectively.